Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,843	£ 10,848
AT1 capital	2,196	2,306
Tier 1 capital	13,039	13,154
Tier 2 capital	1,461	1,573
Total regulatory capital	14,500	14,727
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	12,515	13,952
– Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060	7,060
AT1 capital	2,196	2,191
Tier 2 capital	2,111	2,263
– Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6,563	6,754
– Accumulated other reserves and non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,108)	138
– Additional value adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(18)	(25)
– Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,133)	(1,130)
– Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(351)	(195)
– Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	1,116	(110)
– Negative amounts resulting from the calculation of regulatory expected loss amounts
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(517)	(585)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(27)	0
– Deferred tax assets that rely on future profitability excluding timing differences
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0	(2)
– Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(755)	(1,061)
– NPE Backstop
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(4)	0
– CET1 Capital Charge
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0	0
– Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(3)	(17)
– IFRS 9 Transitional Adjustment
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	20	21
– Amount of qualifying items subject to phase out from AT1
Disclosure Of Regulatory Capital Resources [Line Items]
AT1 capital	0	163
– Regulatory deductions for instruments issued by subsidiary undertakings
Disclosure Of Regulatory Capital Resources [Line Items]
AT1 capital	0	(48)
Tier 2 capital	(857)	(725)
– Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	£ 207	£ 35